Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of share-based compensation expense included in the consolidated statements of income
For the years ended December 31,	2021	2020	2019
Operating expenses	$73,723	$12,500	$16,035

Schedule of number of stock options outstanding and their weighted average exercise price
	Telesat Canada time vesting options		Telesat Canada performance vesting options		Telesat Corporation time vesting options
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at December 31, 2019 and January 1, 2020	7,544,617	$25.63	409,953	$11.07	—	$—
Granted	650,000		—		—
Forfeited	(246,049)		(3,691)		—
Exercised (Note 26)	—		—		—
Expired	—		—		—
Outstanding at December 31, 2020	7,948,568	$25.83	406,262	$11.07	—	$—
Cancelled	(6,197,775)		—		—
Granted	77,500		—		—
Forfeited	(46,761)		(9,229)		—
Exercised (Note 26)	(600)		—		—
Exchanged upon close of Transaction	(1,780,932)		(397,033)		900,789
Expired	—		—		—
Outstanding at December 31, 2021	—	$—	—	$—	900,789	$48.77

Schedule of stock options that are exercisable and the weighted average remaining life
	As at December 31, 2021	As at December 31, 2020
Telesat Canada time vesting options	—	5,779,565
Telesat Canada performance vesting options	—	406,266
Telesat Corporation time vesting options	875,880	—
Weighted average remaining life	2 years	6 years

Schedule of share-based compensation expense for stock options using the Black-Scholes option pricing model
	2021	2020	2019
Dividend yield	—%	—%	—%
Expected volatility	35.0%	32.7%	32.4%
Risk-free interest rate	1.85%	2.79%	2.93%
Expected life (years)	10	10	10

Schedule of number of restricted share units outstanding
As at December 31,	Telesat Canada RSUs with time criteria	Telesat Canada RSUs with time and performance criteria	Telesat Corporation RSUs with time criteria	Telesat Corporation RSUs with time and performance criteria
Outstanding, December 31, 2019 and January 1, 2020	133,333	—	—	—
Settled	(66,666)	—	—	—
Outstanding, December 31, 2020 and January 1, 2021	66,667	—	—	—
Granted	3,230,000	300,000	—	—
Exchange upon close of Transaction	(3,296,667)	(300,000)	1,363,501	124,080
Outstanding, December 31, 2021	—	—	1,363,501	124,080